Employee Benefits - Summary of Plan Assets Allocation by Category for Jaguar Land Rover Limited Pension Plan (Detail) - Jaguar Land Rover Pension plan [member] ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of defined benefit plans [line items]
Equity instruments	₨ 78,626.5		₨ 74,606.8
Debt instruments	576,871.2		449,745.3
Property funds	29,992.5		27,997.8
Cash and Cash equivalents	20,109.4		7,525.4
Other	119,416.3		103,818.6
Derivatives	21,133.3		92,975.4
Collateralized debt obligations	(118,770.3)		(68,214.4)
Total	727,378.9	$ 11,160.0	688,454.9
United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Property funds	15,227.0		15,374.5
Technology [Member]
Disclosure of defined benefit plans [line items]
Equity instruments	12,181.6		11,490.4
Energy [Member]
Disclosure of defined benefit plans [line items]
Equity instruments	5,167.9		4,936.0
Manufacturing [Member]
Disclosure of defined benefit plans [line items]
Equity instruments	8,859.3		8,415.5
Financial [Member]
Disclosure of defined benefit plans [line items]
Equity instruments	13,935.0		13,270.6
Other instruments at fair value asset [Member]
Disclosure of defined benefit plans [line items]
Equity instruments	38,482.7		36,494.3
Property funds	14,765.5		12,623.3
Government bonds [Member]
Disclosure of defined benefit plans [line items]
Debt instruments	351,696.7		237,091.3
Corporate bonds (investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments	171,280.3		169,200.7
Corporate bonds (non-investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments	53,894.2		43,453.3
Hedge funds [Member]
Disclosure of defined benefit plans [line items]
Other	32,853.3		32,610.2
Private market [Member]
Disclosure of defined benefit plans [line items]
Other	23,440.3		14,079.9
Alternatives [Member]
Disclosure of defined benefit plans [line items]
Other	63,122.7		57,128.5
Foreign exchange contracts [Member]
Disclosure of defined benefit plans [line items]
Derivatives	92.3		1,375.6
Interest Rate and Inflation [Member]
Disclosure of defined benefit plans [line items]
Derivatives	21,041.0		91,599.8
Level 1 [Member]
Disclosure of defined benefit plans [line items]
Equity instruments	78,626.5		74,606.8
Debt instruments	353,542.4		248,662.7
Cash and Cash equivalents	20,109.4		7,525.4
Other	43,558.4		26,460.4
Total	495,836.7		357,255.3
Level 1 [Member] | Technology [Member]
Disclosure of defined benefit plans [line items]
Equity instruments	12,181.6		11,490.4
Level 1 [Member] | Energy [Member]
Disclosure of defined benefit plans [line items]
Equity instruments	5,167.9		4,936.0
Level 1 [Member] | Manufacturing [Member]
Disclosure of defined benefit plans [line items]
Equity instruments	8,859.3		8,415.5
Level 1 [Member] | Financial [Member]
Disclosure of defined benefit plans [line items]
Equity instruments	13,935.0		13,270.6
Level 1 [Member] | Other instruments at fair value asset [Member]
Disclosure of defined benefit plans [line items]
Equity instruments	38,482.7		36,494.3
Level 1 [Member] | Government bonds [Member]
Disclosure of defined benefit plans [line items]
Debt instruments	351,696.7		237,091.3
Level 1 [Member] | Corporate bonds (investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments	1,845.7		1,618.4
Level 1 [Member] | Corporate bonds (non-investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments			9,953.0
Level 1 [Member] | Private market [Member]
Disclosure of defined benefit plans [line items]
Other	184.6
Level 1 [Member] | Alternatives [Member]
Disclosure of defined benefit plans [line items]
Other	43,373.8		26,460.4
Level 2 and 3 of fair value hierarchy [Member]
Disclosure of defined benefit plans [line items]
Debt instruments	223,328.8		201,082.6
Property funds	29,992.5		27,997.8
Other	75,857.9		77,358.2
Derivatives	21,133.3		92,975.4
Collateralized debt obligations	(118,770.3)		(68,214.4)
Total	231,542.2		331,199.6
Level 2 and 3 of fair value hierarchy [Member] | United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Property funds	15,227.0		15,374.5
Level 2 and 3 of fair value hierarchy [Member] | Other instruments at fair value asset [Member]
Disclosure of defined benefit plans [line items]
Property funds	14,765.5		12,623.3
Level 2 and 3 of fair value hierarchy [Member] | Corporate bonds (investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments	169,434.6		167,582.3
Level 2 and 3 of fair value hierarchy [Member] | Corporate bonds (non-investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments	53,894.2		33,500.3
Level 2 and 3 of fair value hierarchy [Member] | Hedge funds [Member]
Disclosure of defined benefit plans [line items]
Other	32,853.3		32,610.2
Level 2 and 3 of fair value hierarchy [Member] | Private market [Member]
Disclosure of defined benefit plans [line items]
Other	23,255.7		14,079.9
Level 2 and 3 of fair value hierarchy [Member] | Alternatives [Member]
Disclosure of defined benefit plans [line items]
Other	19,748.9		30,668.1
Level 2 and 3 of fair value hierarchy [Member] | Foreign exchange contracts [Member]
Disclosure of defined benefit plans [line items]
Derivatives	92.3		1,375.6
Level 2 and 3 of fair value hierarchy [Member] | Interest Rate and Inflation [Member]
Disclosure of defined benefit plans [line items]
Derivatives	₨ 21,041.0		₨ 91,599.8